Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	May 15, 2020	Apr. 19, 2020	Apr. 19, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest expense					$ 163,900	$ 131,100			$ 254,200	$ 216,200	$ 358,300	$ 117,700
Debt instrument face amount				$ 9,647,700	18,477,600				18,477,600		9,647,700	1,656,200
Due to related party				8,100							8,100
Land and related mining bond				495,500							495,500
Amount received in exchage for transfer				0
Distributions to owner				$ 495,500		132,600	$ 55,600	$ 635,500			$ 349,400	$ 734,000
Minimum [Member]
Share issued price per share				$ 0.40							$ 0.40
Maximum [Member]
Share issued price per share				$ 0.44							$ 0.44
SGRE, LLC [Member]
Ownership percentage					100.00%				100.00%
Percentage of commision payable					25.00%				25.00%
Commission expense					$ 209,100	0			$ 209,100	0	$ 0
Due to related party				$ 8,100	$ 0				$ 0		$ 8,100
Construction Loans [Member]
Debt instrument term									1 year		1 year
Construction Loans [Member] | Minimum [Member]
Debt instrument interest rate percentage				6.00%	8.00%				8.00%		6.00%
Construction Loans [Member] | Maximum [Member]
Debt instrument interest rate percentage				36.00%	40.00%				40.00%		36.00%
Construction Loans [Member] | Sound Equity, LLC [Member]
Debt instrument term									1 year
Loan origination fees					$ 271,900	488,500			$ 396,900	488,500
Debt discounts									425,000		$ 853,800
Outstanding loan balances				$ 14,935,000	8,419,400				$ 8,419,400		14,935,000
Interest expense					$ 203,600	450,000				840,000	710,200
Construction Loans [Member] | Sound Equity, LLC [Member] | Minimum [Member]
Debt instrument interest rate percentage					8.00%				8.00%
Construction Loans [Member] | Sound Equity, LLC [Member] | Maximum [Member]
Debt instrument interest rate percentage					11.00%				11.00%
Construction Loans [Member] | Olympic Views, LLC [Member]
Debt instrument interest rate percentage		12.00%
Outstanding loan balances				$ 442,000	$ 0				$ 0		442,000
Interest expense					$ 8,900	$ 13,300			$ 41,900	$ 24,000	$ 37,600
Ownership percentage		50.00%
Debt instrument face amount		$ 442,000
Debt instrument maturity date		Apr. 19, 2020	Apr. 19, 2020
Accrued interest	$ 55,000
Share issued price per share	$ 6.00
Stock issued during period shares	82,826